Document and Entity Information	0 Months Ended
May 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2014
Registrant Name	DREYFUS LAUREL FUNDS TRUST
Central Index Key	0000053808
Amendment Flag	false
Document Creation Date	Sep. 26, 2014
Document Effective Date	Oct. 01, 2014
Prospectus Date	Oct. 01, 2014
Dreyfus Equity Income Fund | Class A
Risk/Return:
Trading Symbol	DQIAX
Dreyfus Equity Income Fund | Class C
Risk/Return:
Trading Symbol	DQICX
Dreyfus Equity Income Fund | Class I
Risk/Return:
Trading Symbol	DQIRX
Dreyfus Equity Income Fund | Class Y
Risk/Return:
Trading Symbol	DQIYX
Dreyfus Emerging Markets Debt Local Currency Fund | Class A
Risk/Return:
Trading Symbol	DDBAX
Dreyfus Emerging Markets Debt Local Currency Fund | Class C
Risk/Return:
Trading Symbol	DDBCX
Dreyfus Emerging Markets Debt Local Currency Fund | Class I
Risk/Return:
Trading Symbol	DDBIX
Dreyfus Emerging Markets Debt Local Currency Fund | Class Y
Risk/Return:
Trading Symbol	DDBYX